Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill

11.	Goodwill

The following comprises the balance of goodwill by cash-generating unit (“CGU”). Goodwill arose through the acquisitions of (i) Luminosity Gaming Inc. (“Luminosity”) on August 27, 2019; (ii) Enthusiast Properties on August 30, 2019; (iii) Steel Media Limited (“Steel Media”) on October 3, 2019; (iv) Omnia on August 30, 2020; (v) Vedatis on May 1, 2021; and (vi) Tabwire on June 21, 2021 (vii) GameKnot on August 30, 2021 (viii) Addicting Games on September 2, 2021, and (ix) Outplayed on November 22, 2021. In April 2019, Enthusiast Properties acquired 100% of the assets of The Sims Resource (“TSR”) from Generatorhallen AB and IBIBI HB. TSR is identified as a separate CGU from Enthusiast Properties based on the nature of the business and the assessment that TSR generates cash flows that are largely independent of the cash flows from other assets deployed in Enthusiast Properties. The Company has included Vedatis, Tabwire and GameKnot within the Enthusiast Properties CGU based on the nature of these businesses and the assessment that they generate cash flows that are not largely independent of the cash flows from other assets deployed in Enthusiast Properties.

 Schedule of goodwill

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed	Total

Balance, December 31, 2019	$54,467,041	$20,898,598	$6,003,150	$1,890,627	$-	$-	$-	$83,259,416
Mergers and Acquisitions (Note 5)	-	-	-	-	22,921,670	-	-	22,921,670
Balance, December 31, 2020	$54,467,041	$20,898,598	$6,003,150	$1,890,627	$22,921,670	$-	$-	$106,181,086
Mergers and Acquisitions (Note 5)	21,496,335	-	-	-	-	28,947,665	37,844,194	88,288,194
Effect of movement in foreign exchange rates	299,900	-	-	-	-	334,749	(6,270)	628,379
Balance, December 31, 2021	$76,263,276	$20,898,598	$6,003,150	$1,890,627	$22,921,670	$29,282,414	$37,837,924	$195,097,659

The Company performed its annual impairment tests at December 31, 2021 and determined that no impairment charge was necessary. The Company determined the recoverable amount based on the value-in-use approach to assess the value of Enthusiast Properties, TSR, Luminosity, Steel Media, Omnia, Addicting Games and Outplayed CGUs. The recoverable amount of the Company’s CGUs was estimated based on an assessment of their value-in-use using a discounted cash flow approach. The approach uses cash flow projections based upon a financial forecast approved by management and the Board of Directors, covering a five-year period. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.

The Company has made certain assumptions in determining the expected future cash flows based on budgets approved by management and include management’s best estimate of expected market conditions. Accordingly, it is possible that future changes in assumptions may negatively impact future valuations of goodwill and the Company would be required to recognize an impairment loss.

At December 31, 2021, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on each CGU’s value-in-use:

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed

Average revenue growth rates	32.9%	7.7%	62.3%	21.5%	14.7%	90.9%	146.4%
Terminal revenue growth rates	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Pre-tax discount rate	17.6%	25.2%	17.4%	20.4%	25.9%	20.3%	23.3%

At December 31, 2020, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on each CGU’s value-in-use:

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed

Average revenue growth rates	38.6%	24.2%	71.4%	40.8%	20.0%	N/A	N/A
Terminal revenue growth rates	3.0%	3.0%	3.0%	3.0%	3.0%	N/A	N/A
Pre-tax discount rate	15.6%	19.0%	12.0%	18.0%	22.5%	N/A	N/A

The Company determined the revenue growth rate, the terminal revenue growth rate based on past performance and its expectations for market development. The pre-tax discount rates used reflect specific risks in relation to the CGU.